Schedule of Changes in Fair Value of Derivative Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance			$ 2,547,458	$ 172,393	$ 172,393
Total gains			(2,493,598)	(74,439)	2,386,907	(609,622)
Settlements			(17,739)	(88,207)	(156,309)	(144,764)
Additions recognized as debt discount					146,368	192,485
Additions due to tainted warrants			3,331,913	(81,244)	(1,901)	734,294
Ending balance	$ 3,435,386		3,435,386		2,547,458	172,393
Change in unrealized gains included in earnings relating to derivatives					2,386,907	(609,622)
Additions recognized as debt discount			67,352	71,497
Change in fair value of derivative liabilities included in earnings relating to derivatives	$ (1,642,566)	$ (11,337)	$ (2,493,598)	$ (74,439)	$ 2,386,907	$ (609,622)	$ (226,278)